Labor obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2017 MXN ($)
Labor obligations
Total	$ 114,645
2018
Labor obligations
Total	30,414
2019
Labor obligations
Total	7,904
2020
Labor obligations
Total	9,902
2021
Labor obligations
Total	6,859
2022
Labor obligations
Total	6,881
From 2023 to 2028
Labor obligations
Total	52,685
Defined benefit plan
Labor obligations
Total	98,461
Defined benefit plan | 2018
Labor obligations
Total	28,776
Defined benefit plan | 2019
Labor obligations
Total	6,435
Defined benefit plan | 2020
Labor obligations
Total	8,397
Defined benefit plan | 2021
Labor obligations
Total	5,370
Defined benefit plan | 2022
Labor obligations
Total	5,361
Defined benefit plan | From 2023 to 2028
Labor obligations
Total	44,122
Seniority premium benefits
Labor obligations
Total	16,184
Seniority premium benefits | 2018
Labor obligations
Total	1,638
Seniority premium benefits | 2019
Labor obligations
Total	1,469
Seniority premium benefits | 2020
Labor obligations
Total	1,505
Seniority premium benefits | 2021
Labor obligations
Total	1,489
Seniority premium benefits | 2022
Labor obligations
Total	1,520
Seniority premium benefits | From 2023 to 2028
Labor obligations
Total	$ 8,563